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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                        NUMBER OF
                                                                                           SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 57.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.5%
Bed Bath & Beyond, Inc.                                                                   115,003              $   3,924 (a,h)
Carnival Corp.                                                                             70,016                  3,391 (h)
Comcast Corp. (Class A)                                                                   207,504                  4,972 (a,h)
Kohl's Corp.                                                                               25,232                  1,447 (a)
Liberty Global, Inc. (Series C)                                                            35,895                  1,388 (a)
Liberty Media Holding Corp - Capital (Series A)                                            18,962                  2,367 (a)
Lowe's Companies, Inc.                                                                    105,109                  2,945
Omnicom Group, Inc.                                                                        34,692                  1,668
Target Corp.                                                                               37,532                  2,386
The Cheesecake Factory                                                                     45,097                  1,058 (a)
                                                                                                                  25,546

CONSUMER STAPLES - 5.0%
Alberto-Culver Co.                                                                         38,915                    965
Colgate-Palmolive Co.                                                                      58,662                  4,184 (h)
Kimberly-Clark Corp.                                                                        7,254                    510
PepsiCo, Inc.                                                                              63,077                  4,621
Procter & Gamble Co.                                                                       69,073                  4,859
                                                                                                                  15,139

ENERGY - 5.6%
EOG Resources, Inc.                                                                        18,923                  1,369
Exxon Mobil Corp.                                                                          63,077                  5,838
Halliburton Co.                                                                            28,385                  1,090
Schlumberger Ltd.                                                                          57,401                  6,027
Transocean Inc.                                                                            22,709                  2,567 (a)
                                                                                                                  16,891

FINANCIALS - 9.0%
Alleghany Corp.                                                                               917                    372 (a)
American International Group, Inc.                                                         98,402                  6,657 (h)
CB Richard Ellis Group, Inc. (Class A)                                                     79,481                  2,213 (a)
Citigroup, Inc.                                                                           102,184                  4,769
Countrywide Financial Corp.                                                                18,406                    350
Federal National Mortgage Assoc.                                                           50,778                  3,088
HCC Insurance Holdings, Inc.                                                               24,091                    690
Merrill Lynch & Company, Inc.                                                              12,616                    899
Metlife, Inc.                                                                              15,138                  1,056
State Street Corp.                                                                         83,264                  5,675 (e)
SunTrust Banks, Inc.                                                                       18,291                  1,384
                                                                                                                  27,153

HEALTHCARE - 10.2%
Abbott Laboratories                                                                        59,291                  3,179 (h)
Aetna, Inc.                                                                                40,425                  2,194 (h)
Amgen, Inc.                                                                                92,909                  5,256 (a)
Gilead Sciences, Inc.                                                                      45,412                  1,856 (a)
Lincare Holdings Inc.                                                                      23,653                    867 (a)
Medtronic Inc.                                                                             90,123                  5,084
Pfizer Inc.                                                                               103,026                  2,517
Resmed, Inc.                                                                               44,318                  1,900 (a)
UnitedHealth Group, Inc.                                                                  103,482                  5,012
Wyeth                                                                                      62,445                  2,782
                                                                                                                  30,647

INDUSTRIALS - 3.8%
Dover Corp.                                                                                57,491                  2,929
Hexcel Corp.                                                                               42,579                    967 (a)
Southwest Airlines Co.                                                                     50,460                    747
Textron Inc.                                                                               59,618                  3,709
United Technologies Corp.                                                                  37,846                  3,046
                                                                                                                  11,398

INFORMATION TECHNOLOGY - 13.6%
Activision, Inc.                                                                           37,847                    817 (a,h)
Automatic Data Processing, Inc.                                                            44,154                  2,028 (h)
Cisco Systems, Inc.                                                                       202,389                  6,701 (a,h)
Intel Corp.                                                                               140,666                  3,638
Intuit Inc.                                                                                88,308                  2,676 (a)
Microchip Technology Inc.                                                                  22,078                    802
Microsoft Corp.                                                                           119,845                  3,531
Molex, Inc. (Class A)                                                                      83,261                  2,110
Oracle Corp.                                                                              176,616                  3,824 (a)
Paychex, Inc.                                                                              90,092                  3,694
QUALCOMM, Inc.                                                                            127,611                  5,393
Western Union Co.                                                                         153,596                  3,221
Yahoo! Inc.                                                                                93,355                  2,506 (a)
                                                                                                                  40,941

MATERIALS - 0.8%
Monsanto Co.                                                                               28,701                  2,461

TELECOMMUNICATION SERVICES - 0.7%
NII Holdings Inc. (Class B)                                                                27,352                  2,247 (a)

TOTAL DOMESTIC EQUITY                                                                                            172,423
(COST $146,620)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 19.6%
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 19.1%

CONSUMER DISCRETIONARY - 1.4%
Accor S.A.                                                                                  2,720                    241
DaimlerChrysler AG (Regd.)                                                                  3,627                    364
Esprit Holdings Ltd.                                                                       12,000                    191
Hyundai Motor Co.                                                                           1,560                    126
Koninklijke Philips Electronics N.V.                                                       27,916                  1,257
LVMH Moet Hennessy Louis Vuitton S.A.                                                       3,882                    464
Reed Elsevier PLC                                                                          20,318                    256
Renault S.A.                                                                                1,298                    188
Swatch Group AG                                                                               720                    235
Toyota Motor Corp.                                                                         15,246                    899
                                                                                                                   4,221

CONSUMER STAPLES - 1.4%
Diageo PLC                                                                                 29,582                    647
Groupe Danone                                                                               5,353                    420
Metro AG                                                                                    4,786                    431
Nestle S.A. (Regd.)                                                                         2,797                  1,252
Seven & I Holdings Company Ltd.                                                            11,000                    283
Shiseido Company Ltd.                                                                      26,000                    576
Tesco PLC                                                                                  59,302                    531
                                                                                                                   4,140

ENERGY - 1.7%
Acergy S.A.                                                                                25,323                    748
BG Group, PLC                                                                              24,883                    429
China Petroleum & Chemical Corp.                                                          120,000                    149
ENI S.p.A.                                                                                  3,215                    119
Paladin Resources Ltd.                                                                     55,793                    382 (a)
Petroleo Brasileiro S.A. ADR                                                               11,776                    762
Saipem S.p.A.                                                                              37,314                  1,588
Total S.A.                                                                                 10,368                    841
                                                                                                                   5,018

FINANCIALS - 4.2%
Allianz AG (Regd.)                                                                          2,144                    500
AXA S.A.                                                                                   10,240                    457
Banca Intesa S.p.A.                                                                        87,510                    674
Banco Santander Central Hispano S.A. (Regd.)                                               42,100                    816
Bank of Yokohama Ltd.                                                                      53,605                    370
BNP Paribas                                                                                 6,297                    687
CapitaLand Ltd.                                                                            73,000                    401
Credit Agricole S.A.                                                                        9,863                    379
Credit Suisse Group, (Regd.)                                                                3,246                    215
Hongkong Land Holdings Ltd.                                                                16,999                     77
ICICI Bank Ltd. ADR                                                                         1,796                     95
ING Groep N.V.                                                                              9,140                    405
Jardine Matheson Holdings Ltd.                                                              4,507                    129
Kookmin Bank                                                                                5,587                    465
Lloyds TSB Group, PLC                                                                      30,398                    336
Mitsubishi Estate Company Ltd.                                                             38,982                  1,115
Mitsubishi UFJ Financial Group, Inc.                                                       89,000                    799
Nomura Holdings, Inc.                                                                      61,799                  1,035
Prudential PLC                                                                             42,011                    643
Reliance Capital Ltd. ADR                                                                   1,221                     49 (a,b)
Royal Bank of Scotland Group, PLC                                                          60,599                    648
Sumitomo Realty & Development Company Ltd.                                                  9,000                    316
Sun Hung Kai Properties Ltd.                                                               24,177                    408
Swiss Reinsurance                                                                           2,202                    195
Unibail-Rodamco (REIT)                                                                      1,304                    335
UniCredito Italiano S.p.A.                                                                115,314                    984
                                                                                                                  12,533

HEALTHCARE - 0.5%
GlaxoSmithKline PLC                                                                         2,772                     73
Roche Holding AG                                                                            8,567                  1,548
                                                                                                                   1,621

INDUSTRIALS - 3.2%
ABB Ltd. (Regd.)                                                                           32,261                    847
Alstom                                                                                      2,716                    551
Asahi Glass Company Ltd.                                                                   31,003                    416
Brambles Ltd.                                                                              25,962                    339
CAE, Inc.                                                                                 100,928                  1,360
Canadian National Railway Co.                                                              12,070                    689
Chiyoda Corp.                                                                              12,369                    223
East Japan Railway Co.                                                                         79                    622
Group 4 Securicor PLC                                                                      51,931                    214
Group 4 Securicor PLC                                                                      61,951                    256
Komatsu Ltd.                                                                               14,358                    482
Larsen & Toubro Ltd.                                                                        2,902                    205
Mitsubishi Heavy Industries Ltd.                                                           65,000                    424
Orascom Construction Industries                                                             5,923                    497
Orkla ASA                                                                                  16,323                    290
Sandvik AB                                                                                 27,204                    581
Schneider Electric S.A.                                                                     2,549                    321
Siemens AG (Regd.)                                                                          7,285                    999
Smiths Group PLC                                                                            5,564                    121
Vinci S.A.                                                                                  4,451                    347
                                                                                                                   9,784

INFORMATION TECHNOLOGY - 1.5%
Hoya Corp.                                                                                 10,200                    348
Ibiden Company Ltd.                                                                         8,699                    731
Nidec Corp.                                                                                 9,258                    646
Nintendo Company Ltd.                                                                         100                     52
Nokia OYJ                                                                                  42,871                  1,625
Samsung Electronics Company Ltd.                                                              830                    520
Taiwan Semiconductor Manufacturing Company Ltd.                                           286,770                    559
                                                                                                                   4,481

MATERIALS - 2.5%
Anglo Platinum Ltd.                                                                         1,602                    242
Bayer AG                                                                                   11,415                    906
BHP Billiton PLC                                                                           51,040                  1,820
Holcim Ltd. (Regd.)                                                                         2,168                    239
Linde AG                                                                                    5,905                    731
Novozymes (Series B)                                                                        3,024                    379
Potash Corp of Saskatchewan                                                                10,088                  1,067
Rio Tinto PLC (Regd.)                                                                       8,051                    693
Syngenta AG (Regd)                                                                          1,713                    368
Toray Industries Inc.                                                                     139,999                  1,110
                                                                                                                   7,555

TELECOMMUNICATION SERVICES - 1.7%
America Movil S.A. de C.V. ADR (Series L)                                                   9,429                    603 (h)
Hellenic Telecommunications Organization S.A.                                              15,612                    577
Mobile Telesystems OJSC ADR                                                                 4,770                    331
MTN Group, Ltd.                                                                            32,291                    489
Singapore Telecommunications Ltd.                                                         178,254                    483
Telenor ASA                                                                                69,419                  1,383
Vodafone Group, PLC                                                                       385,467                  1,386
                                                                                                                   5,252

UTILITIES - 1.0%
E.ON AG                                                                                     5,017                    925
National Grid PLC                                                                          22,729                    363
RWE AG                                                                                      1,793                    225
Suez S.A.                                                                                   7,534                    442
Veolia Environnement                                                                       10,948                    940
                                                                                                                   2,895

TOTAL COMMON STOCK                                                                                                57,500
(COST $38,230)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                                   51,945                  1,478 (h)
(COST $522)

TOTAL FOREIGN EQUITY                                                                                              58,978
(COST $38,752)

                                                                                        PRINCIPAL
                                                                                           AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 23.8%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 3.1%
U.S. Treasury Bonds
4.50%                                                       02/15/36                          $70                    $66
4.75%                                                       02/15/37                        2,502                  2,469
U.S. Treasury Notes
4.50%                                                       11/15/10 - 05/15/17               843                    839
4.63%                                                       02/15/17                        3,288                  3,304
4.88%                                                       06/30/12                        2,519                  2,589
                                                                                                                   9,267

FEDERAL AGENCIES - 0.9%
Federal Home Loan Mortgage Corp.
4.75%                                                       03/05/12                        1,230                  1,236
4.88%                                                       02/09/10                          960                    970
5.00%                                                       02/16/17                          600                    601
                                                                                                                   2,807

AGENCY MORTGAGE BACKED - 6.9%
Federal Home Loan Mortgage Corp.
4.50%                                                       06/01/33 - 02/01/35               136                    127 (h)
5.00%                                                       07/01/35 - 10/01/35               790                    755 (h)
5.50%                                                       05/01/20                           15                     15 (h)
6.00%                                                       04/01/17 - 05/01/35               412                    414 (h)
6.50%                                                       01/01/27 - 07/01/36               283                    290 (h)
7.00%                                                       10/01/16 - 08/01/36               107                    110 (h)
7.50%                                                       11/01/09 - 09/01/33                43                     45 (h)
8.00%                                                       07/01/26 - 11/01/30                10                     10 (h)
8.50%                                                       04/01/30 - 05/01/30                30                     32 (h)
Federal National Mortgage Assoc.
4.00%                                                       05/01/19 - 06/01/19               117                    110 (h)
4.50%                                                       05/01/18 - 02/01/35               868                    828 (h)
5.00%                                                       06/01/20 - 01/01/37               718                    689 (h)
5.00%                                                       07/01/35                          283                    285 (h,i)
5.10%                                                       08/01/35                          184                    184 (h,i)
5.27%                                                       04/01/37                           81                     81 (i)
5.44%                                                       04/01/37                            7                      7 (i)
5.50%                                                       04/01/14 - 03/01/37               562                    560 (h)
5.53%                                                       04/01/37                          102                    103 (i)
5.59%                                                       04/01/37                           90                     90 (i)
5.60%                                                       04/01/37                           95                     96 (i)
5.62%                                                       03/01/37                            6                      6 (i)
5.63%                                                       06/01/37                          134                    135 (i)
5.66%                                                       05/01/37                           54                     55 (i)
5.68%                                                       04/01/37                           65                     66 (i)
5.70%                                                       04/01/37                          129                    130 (i)
5.71%                                                       04/01/37                          137                    139 (i)
5.85%                                                       06/01/37                          168                    170 (i)
6.00%                                                       02/01/14 - 10/01/36               707                    712 (h)
6.04%                                                       10/01/37                          104                    105 (i)
6.50%                                                       12/01/14 - 08/01/36             1,137                  1,162 (h)
7.00%                                                       01/01/16 - 06/01/36               263                    274 (h)
7.50%                                                       12/01/09 - 03/01/34                79                     85 (h)
8.00%                                                       12/01/11 - 11/01/33                84                     87 (h)
8.50%                                                       05/01/31                            4                      4 (h)
9.00%                                                       04/01/16 - 12/01/22                41                     44 (h)
5.00%                                                       TBA                             4,776                  4,566 (c)
5.50%                                                       TBA                             5,151                  5,061 (c)
6.00%                                                       TBA                             1,048                  1,049 (c)
6.50%                                                       TBA                               730                    743 (c)
Government National Mortgage Assoc.
4.50%                                                       08/15/33 - 09/15/34               206                    195 (h)
5.00%                                                       08/15/33                           55                     53 (h)
6.00%                                                       04/15/30 - 09/15/36                91                     91 (h)
6.50%                                                       06/15/24 - 07/15/36               137                    141 (h)
7.00%                                                       03/15/12 - 10/15/36               140                    145 (h)
7.50%                                                       07/15/23 - 04/15/28                43                     44 (h)
8.00%                                                       05/15/30                            2                      2 (h)
8.50%                                                       10/15/17                           43                     46 (h)
9.00%                                                       11/15/16 - 12/15/21                39                     41 (h)
5.50%                                                       TBA                               530                    523 (c)
                                                                                                                  20,705

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Collateralized Mortgage Obligation Trust (Class B)
5.15%                                                       11/01/18                            3                      3 (d,f,h)
Federal Home Loan Mortgage Corp.
1.40%                                                       12/15/30                          349                     19 (g,h,i)
1.45%                                                       09/15/36                          249                     23 (g,i)
1.52%                                                       04/25/37                          223                     14 (g,i)
1.80%                                                       10/15/18                          176                     11 (d,g,h,i)
2.03%                                                       09/15/36                          249                     25 (g,h,i)
3.50%                                                       12/15/33                           50                     36 (h,i)
4.30%                                                       06/15/33                          256                    250 (h,i)
4.50%                                                       04/15/13- 03/15/19                304                     29 (g,h)
5.00%                                                       12/15/13 - 12/01/34             1,784                    368 (g,h)
5.50%                                                       04/15/17 - 06/15/33               230                     37 (g,h)
5.50%                                                       04/15/26 - 12/15/36               269                    271
7.15%                                                       04/15/37                          272                     17 (d,g,i)
7.50%                                                       07/15/27                           40                      8 (g,h)
7.50%                                                       01/15/16                           16                     16 (h)
8.00%                                                       02/01/23 - 07/01/24                 8                      2 (g,h)
8.00%                                                       04/15/20                            2                      2 (h)
11.00%                                                      05/15/37                          374                     24 (d,g,i)
23.96%                                                      09/25/43                          515                      6 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
6.45%                                                       08/01/27                            2                      1 (d,f,h)
Federal National Mortgage Assoc.
1.19%                                                       12/25/42                          140                      4 (g,h,i)
1.32%                                                       05/25/37 - 06/25/37             3,536                    215 (g,i)
1.64%                                                       03/25/37                          214                     12 (g,i)
2.07%                                                       06/25/36 - 07/25/37             3,314                    251 (g,h,i)
2.37%                                                       05/25/18                          800                     60 (g,h,i)
2.47%                                                       09/25/42                          381                     22 (g,h,i)
2.52%                                                       04/25/17 - 10/25/17               174                     11 (g,h,i)
2.57%                                                       08/25/16                           37                      2 (g,h,i)
2.97%                                                       06/25/42                           92                      6 (g,h,i)
4.00%                                                       02/25/28                            7                      7 (h)
4.50%                                                       05/25/18                           53                      5 (g,h)
4.75%                                                       11/25/14                           32                      2 (g,h)
5.00%                                                       02/25/32                           27                      2 (g,h)
5.50%                                                       03/25/29                          236                    236
8.00%                                                       07/25/14                           12                     12 (h)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                       12/01/33                           52                     13 (g)
Federal National Mortgage Assoc. (Class S)
1.97%                                                       02/25/31                          109                      6 (g,h,i)
Federal National Mortgage Assoc. REMIC
2.07%                                                       01/25/37                          667                     50 (g,h,i)
4.50%                                                       11/25/13                           55                      2 (g,h)
5.00%                                                       10/25/22                           57                      9 (g,h)
5.32%                                                       03/25/31                          104                    102 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
4.82%                                                       12/25/22                            3                      3 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                       08/01/34                          397                    104 (g)
7.50%                                                       11/01/23                           81                     22 (g,h)
8.00%                                                       08/01/23 - 07/01/24                17                      5 (g,h)
8.50%                                                       03/01/17 - 07/25/22                 8                      1 (g,h)
9.00%                                                       05/25/22                            3                      1 (g,h)
                                                                                                                   2,327

ASSET BACKED - 2.2%
Bear Stearns Asset Backed Securities Inc. (Class A)
5.50%                                                       01/25/34                           13                     12 (h,i)
Capital One Master Trust (Class C)
6.70%                                                       06/15/11                          100                    101 (b,h)
Carmax Auto Owner Trust
4.35%                                                       03/15/10                           64                     64 (h)
Chase Credit Card Master Trust (Class A)
5.86%                                                       07/15/10                          120                    120 (h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.63%                                                       03/25/32                           26                     25 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                                       04/07/10                           59                     59 (h)
Countrywide Asset-Backed Certificates
5.56%                                                       05/25/33                            6                      6 (h,i)
Countrywide Asset-Backed Certificates (Class A)
5.79%                                                       04/25/32                           22                     22 (h,i)
Fleet Credit Card Master Trust II (Class A)
5.89%                                                       04/15/10                          180                    180 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.79%                                                       01/20/33                           18                     18 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                       10/15/10                           69                     68 (h)
Mid-State Trust
7.54%                                                       07/01/35                           13                     14 (h)
Peco Energy Transition Trust
6.52%                                                       12/31/10                           45                     47 (h)
Residential Asset Mortgage Products, Inc.
5.37%                                                       03/25/34                            5                      5 (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
5.69%                                                       06/25/32                           21                     21 (h,i)
Residential Asset Securities Corp.
5.63%                                                       07/25/32                            9                      9 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                       07/25/30                           19                     18 (h,i)
Superior Wholesale Inventory Financing Trust (Class A)
5.93%                                                       06/15/10                        1,000                    987 (h,i)
Washington Mutual Master Note Trust
5.78%                                                       05/15/14                        5,000                  4,950 (b,i)
Wells Fargo Home Equity Trust
3.97%                                                       05/25/34                           23                     22 (h,i)
                                                                                                                   6,748

CORPORATE NOTES - 6.2%
Abbey National PLC
7.95%                                                       10/26/29                           80                     94 (h)
AES Ironwood LLC
8.86%                                                       11/30/25                          116                    126 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                                       03/15/10                          340                    341 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                                       06/01/15                           35                     33 (h)
American International Group, Inc.
6.25%                                                       05/01/36                          100                    100 (h)
American Railcar Industries, Inc.
7.50%                                                       03/01/14                           25                     25 (h)
Amgen Inc.
5.85%                                                       06/01/17                           90                     89 (b,h)
Arizona Public Service Co.
6.25%                                                       08/01/16                           80                     80 (h)
AT&T, Inc.
4.13%                                                       09/15/09                          155                    152
BAC CAP TRUST V
5.63%                                                       03/08/35                           80                     70 (h)
Banco Mercantil del Norte S.A.
6.14%                                                       10/13/16                          210                    209 (b,h,i)
Banco Santander Chile
5.38%                                                       12/09/14                           90                     87 (b,h)
Basell AF SCA
8.38%                                                       08/15/15                          200                    182 (b)
Bear Stearns Companies Inc.
5.85%                                                       07/19/10                          250                    251
6.95%                                                       08/10/12                          855                    891
BellSouth Corp.
4.20%                                                       09/15/09                           75                     74 (h)
6.55%                                                       06/15/34                           75                     77 (h)
BJ Services Co.
5.75%                                                       06/01/11                           80                     81 (h)
Bristol-Myers Squibb Co.
5.88%                                                       11/15/36                           60                     57 (h)
British Telecommunications PLC
8.63%                                                       12/15/10                           30                     33 (h)
Cablevision Systems Corp.
8.00%                                                       04/15/12                           30                     29 (h)
Cadbury Schweppes US Finance LLC
3.88%                                                       10/01/08                           75                     74 (b,h)
Capital One Bank
6.50%                                                       06/13/13                           40                     41 (h)
Carolina Power & Light Co.
5.15%                                                       04/01/15                           40                     39 (h)
5.70%                                                       04/01/35                           20                     19 (h)
6.13%                                                       09/15/33                           35                     35 (h)
Chubb Corp.
6.00%                                                       05/11/37                           75                     72 (h)
Citigroup, Inc.
5.13%                                                       02/14/11 - 05/05/14               200                    197 (h)
Clarendon Alumina Production Ltd.
8.50%                                                       11/16/21                          200                    207 (b,h)
Clear Channel Communications, Inc.
4.50%                                                       01/15/10                          230                    213 (h)
Commonwealth Bank of Australia
6.02%                                                       03/29/49                           80                     76 (b,h,i)
Consumers Energy Co.
5.15%                                                       02/15/17                           50                     47 (h)
Corrections Corp of America
7.50%                                                       05/01/11                           90                     91 (h)
COX Communications, Inc.
7.13%                                                       10/01/12                           35                     37 (h)
7.75%                                                       11/01/10                           70                     75 (h)
CSC Holdings, Inc. (Series B)
8.13%                                                       07/15/09                          110                    112 (h)
CSX Transportation, Inc.
9.75%                                                       06/15/20                            8                     10 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                                       06/04/08                           50                     49 (h)
Deluxe Corp.
3.50%                                                       10/01/07                          160                    160 (h)
Denny's Holdings Inc.
10.00%                                                      10/01/12                          160                    165
Dex Media West LLC
8.50%                                                       08/15/10                          265                    272
Dillard's, Inc.
6.63%                                                       11/15/08                          230                    226
Dominion Resources, Inc. (Series B)
6.30%                                                       09/30/66                          395                    391 (h,i)
Dover Corp.
6.50%                                                       02/15/11                           55                     57 (h)
DP WORLD Ltd.
6.85%                                                       07/02/37                          200                    199 (b)
Duke Energy Corp.
5.38%                                                       01/01/09                           60                     60 (h)
Dynegy Holdings Inc.
7.75%                                                       06/01/19                          150                    143 (b)
Edison Mission Energy
7.00%                                                       05/15/17                          160                    158 (b)
EI Du Pont de Nemours & Co.
4.88%                                                       04/30/14                           60                     58 (h)
El Paso Electric Co.
6.00%                                                       05/15/35                           45                     42
Empresa Energetica de Sergipe and Sociedade Anonima de
Eletrificaao da Paraiba
10.50%                                                      07/19/13                           55                     60 (b,h)
FirstEnergy Corp. (Series B)
6.45%                                                       11/15/11                          120                    124 (h)
Freescale Semiconductor Inc.
8.88%                                                       12/15/14                          160                    154
Georgia Gulf Corp.
9.50%                                                       10/15/14                           75                     69
GMAC LLC
5.63%                                                       05/15/09                          740                    720
5.85%                                                       01/14/09                           10                     10
Goldman Sachs Group, Inc.
6.60%                                                       01/15/12                          365                    381 (h)
GTE Corp.
6.94%                                                       04/15/28                          100                    105 (h)
7.51%                                                       04/01/09                           55                     56 (h)
Hexion US Finance Corp.
9.75%                                                       11/15/14                          160                    176
HSBC Bank USA NA
4.63%                                                       04/01/14                          100                     93
HSBC Capital Funding LP
4.61%                                                       12/29/49                          100                     94 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                                       12/31/49                           85                     93 (b,h,i)
HSBC Finance Corp.
6.75%                                                       05/15/11                           50                     52
Hydro Quebec
8.50%                                                       12/01/29                          120                    164 (h)
Idearc, Inc.
8.00%                                                       11/15/16                          150                    150
IIRSA Norte Finance Ltd.
8.75%                                                       05/30/24                          107                    126 (b,h)
Industrias Unidas S.A.
11.50%                                                      11/15/16                          100                     93 (b,h)
ING Capital Funding TR III
8.44%                                                       12/29/49                           95                    102 (i)
ING Groep N.V.
5.78%                                                       12/29/49                          375                    354 (i)
Inmarsat Finance PLC
8.39%                                                       11/15/12                          245                    235 (d,j)
Intergen N.V.
9.00%                                                       06/30/17                          435                    457 (b)
International Steel Group Inc.
6.50%                                                       04/15/14                           75                     75
iStar Financial, Inc. (REIT)
7.00%                                                       03/15/08                           50                     50 (h)
JBS S.A.
9.38%                                                       02/07/11                          100                    103
JP Morgan Chase & Co.
7.00%                                                       11/15/09                          110                    114 (h)
JP Morgan Chase Bank
5.88%                                                       06/13/16                           75                     75
Kansas Gas & Electric
5.65%                                                       03/29/21                           45                     43 (h)
Kazkommerts International BV
7.00%                                                       11/03/09                           10                     10 (b)
Landsbanki Islands
6.21%                                                       08/25/09                          100                    101 (b,h,i)
Libbey Glass Inc.
12.38%                                                      06/01/11                          105                    114 (i)
Majestic Star Casino LLC
9.50%                                                       10/15/10                          155                    149 (h)
Marfrig Overseas Ltd.
9.63%                                                       11/16/16                          100                    103 (b)
Markel Corp.
7.35%                                                       08/15/34                           35                     36 (h)
MBIA, Inc.
5.70%                                                       12/01/34                           50                     41
Mediacom LLC
9.50%                                                       01/15/13                          145                    147 (h)
Metropolitan Life Global Funding I
4.25%                                                       07/30/09                          105                    104 (b,h)
MGM Mirage
7.50%                                                       06/01/16                          100                     99
Midamerican Energy Holdings Co.
6.13%                                                       04/01/36                           55                     53 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                       12/29/49                           95                     99
Munich Re America Corp. (Series B)
7.45%                                                       12/15/26                           55                     62 (h)
Nakilat Inc.
6.27%                                                       12/31/33                          100                     97 (b,h)
Nelnet, Inc.
5.13%                                                       06/01/10                           65                     62 (h)
Nevada Power Co. (Series N)
6.65%                                                       04/01/36                           40                     40 (h)
Nisource Finance Corp.
7.88%                                                       11/15/10                           30                     32 (h)
Norfolk Southern Corp.
6.00%                                                       04/30/08                           50                     50 (h)
8.63%                                                       05/15/10                          100                    108 (h)
Norfolk Southern Railway Co.
9.75%                                                       06/15/20                           22                     29 (h)
Northeast Utilities (Series B)
3.30%                                                       06/01/08                           35                     34 (h)
Northern States Power Co.
6.25%                                                       06/01/36                           30                     31 (h)
NorthWestern Corp.
5.88%                                                       11/01/14                          100                     97 (h)
Ohio Power Co. (Series E)
6.60%                                                       02/15/33                           35                     36 (h)
OPTI Canada Inc.
8.25%                                                       12/15/14                          150                    151 (b,h)
Orion Power Holdings Inc.
12.00%                                                      05/01/10                          150                    164
Owens Brockway Glass Container Inc.
8.88%                                                       02/15/09                          120                    122
Pacific Bell
7.13%                                                       03/15/26                           35                     37 (h)
Pacific Gas & Electric Co.
5.80%                                                       03/01/37                          120                    113
PanAmSat Corp.
9.00%                                                       08/15/14                          120                    124 (h)
Pemex Finance Ltd.
9.03%                                                       02/15/11                           56                     60 (h)
Pemex Project Funding Master Trust
6.13%                                                       08/15/08                          160                    161 (h)
7.88%                                                       02/01/09                           35                     36
PNC Preferred Funding Trust I
6.52%                                                       12/31/49                          270                    271 (b,i)
Potomac Edison Co.
5.35%                                                       11/15/14                           40                     39 (h)
Public Service Company of Colorado
7.88%                                                       10/01/12                           95                    105 (h)
Puget Sound Energy, Inc.
3.36%                                                       06/01/08                           35                     34 (h)
5.48%                                                       06/01/35                           55                     48 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                                       06/01/67                          120                    115 (i)
Pulte Homes, Inc.
4.88%                                                       07/15/09                           70                     65 (h)
Rabobank Capital Funding II
5.26%                                                       12/31/49                          165                    156 (b,i)
Rede Empresas de Energia Eletrica S.A.
11.13%                                                      04/02/49                          100                    100 (b)
Reichhold Industries, Inc.
9.00%                                                       08/15/14                           75                     74 (b,h)
Resona Bank Ltd.
5.85%                                                       09/29/49                          200                    188 (b,h,i)
Rock-Tenn Co.
8.20%                                                       08/15/11                          160                    165
Royal Bank of Scotland Group PLC
5.00%                                                       10/01/14                           70                     67 (h)
Sabine Pass LNG LP
7.25%                                                       11/30/13                          110                    108
7.50%                                                       11/30/16                          140                    138
Security Benefit Life Insurance
8.75%                                                       05/15/16                           60                     67 (b)
Seitel, Inc.
9.75%                                                       02/15/14                          160                    151
Sierra Pacific Resources
8.63%                                                       03/15/14                          240                    254
Simon Property Group, L.P. (REIT)
4.60%                                                       06/15/10                           55                     54 (h)
SLM Corp.
4.50%                                                       07/26/10                          230                    215
Southern Copper Corp.
7.50%                                                       07/27/35                           20                     22
Southern Natural Gas Co.
5.90%                                                       04/01/17                           40                     39 (b)
Sovereign Capital Trust VI
7.91%                                                       06/13/36                          175                    185 (h)
Sprint Capital Corp.
7.63%                                                       01/30/11                          360                    382
Stallion Oilfield Finance Corp.
9.75%                                                       02/01/15                          150                    145 (b)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                       12/03/14                           90                     88 (i)
Stewart Enterprises, Inc.
6.25%                                                       02/15/13                           70                     68 (h)
Telecom Italia Capital S.A.
6.20%                                                       07/18/11                          115                    118
Telefonica Emisiones SAU
5.86%                                                       02/04/13                          375                    379
Tennessee Gas Pipeline Co.
7.63%                                                       04/01/37                           35                     38
8.38%                                                       06/15/32                           60                     70
Titan Petrochemicals Group Ltd.
8.50%                                                       03/18/12                          100                     89 (b)
Tronox Worldwide LLC
9.50%                                                       12/01/12                          105                    105 (h)
UBS Preferred Funding Trust I
8.62%                                                       10/29/49                           70                     75 (i)
Valspar Corp.
5.63%                                                       05/01/12                           60                     60
VeraSun Energy Corp.
9.38%                                                       06/01/17                          210                    181 (b)
Verizon Global Funding Corp.
7.25%                                                       12/01/10                          120                    127
Verizon Pennsylvania, Inc.
8.35%                                                       12/15/30                           40                     48 (h)
8.75%                                                       08/15/31                           55                     69 (h)
Weatherford International, Inc.
5.95%                                                       06/15/12                           95                     97 (b)
Wells Fargo & Co.
5.25%                                                       12/01/07                           65                     65 (h)
Wells Fargo Bank NA
5.95%                                                       08/26/36                           80                     78
Westar Energy, Inc.
7.13%                                                       08/01/09                          150                    153 (h)
Westlake Chemical Corp.
6.63%                                                       01/15/16                          145                    138 (h)
Wisconsin Electric Power
5.70%                                                       12/01/36                           20                     19 (h)
                                                                                                                  18,688

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Banc of America Commercial Mortgage Inc.
4.13%                                                       07/10/42                          100                     98
5.32%                                                       10/10/11                           87                     87 (h)
5.87%                                                       04/10/49                          400                    404
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                       05/11/35                          192                    194
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                       04/10/17                          100                     95
Banc of America Funding Corp.
5.76%                                                       03/20/36                           50                     50 (h,i)
5.83%                                                       02/20/36                          100                     99 (h,i)
Banc of America Mortgage Securities (Class B)
5.38%                                                       01/25/36                           50                     48 (h,i)
Bank of America Alternative Loan Trust
6.50%                                                       07/25/35                           72                     72 (h)
Bear Stearns Commercial Mortgage Securities
5.48%                                                       10/12/41                          145                    145 (h,i)
5.53%                                                       10/12/41                          145                    143 (h,i)
5.58%                                                       03/11/39                           39                     39 (h,i)
6.02%                                                       02/14/31                          100                    101 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.85%                                                       06/11/40                          800                    807 (i)
CalSTRS Trust
4.13%                                                       11/20/12                          101                    100 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                                       08/25/36                           91                     91 (h,i)
Countrywide Alternative Loan Trust
5.98%                                                       05/25/36                           25                     17 (h,i)
6.00%                                                       03/25/36 - 08/25/36                96                     54 (h)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                       05/25/36 - 08/25/36                45                     33 (h)
Countrywide Home Loan Mortgage Pass Through Trust
5.46%                                                       02/25/47                          105                    104 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust
(Class M)
5.50%                                                       12/25/35                           44                     39 (h)
Credit Suisse Mortgage Capital Certificates
5.47%                                                       09/15/39                          128                    127 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                       02/25/36                           25                     22 (h,i)
CS First Boston Mortgage Securities Corp.
5.25%                                                       08/25/34                           39                     38 (h)
5.33%                                                       10/25/35                           44                     39 (h,i)
5.38%                                                       07/15/37                        1,185                     28 (b,d,h,i)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                       09/15/34                          100                    100
6.53%                                                       06/15/34                          100                    104
DLJ Commercial Mortgage Corp.
6.24%                                                       11/12/31                          335                    338 (h)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                       11/10/33                           91                     95
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                       05/15/35                          296                    298 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.27%                                                       12/10/41                        1,813                     34 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                                       04/10/37                           90                     90 (h)
Indymac INDA Mortgage Loan Trust
5.14%                                                       01/25/36                          100                     93 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.14%                                                       01/25/36                          100                     97 (h,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                       01/12/39                        1,006                     29 (b,h,i)
5.94%                                                       02/12/49                          600                    605 (i)
6.47%                                                       11/15/35                           64                     67 (h)
7.23%                                                       02/12/51                           30                     28 (b,d,i)
LB-UBS Commercial Mortgage Trust
4.06%                                                       09/15/27                          144                    141 (h,i)
5.22%                                                       01/18/12                        1,497                     34 (d,h,i)
5.42%                                                       02/15/40                          100                     99
6.19%                                                       01/15/36                          494                     30 (b,d,h)
6.23%                                                       03/15/26                           87                     88 (h)
6.98%                                                       10/15/35                          526                     22 (b,d,h,i)
7.69%                                                       03/15/36                        1,274                     35 (b,d,h,i)
7.79%                                                       02/15/40                        1,251                     26 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                                       11/15/27                          116                    121 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                       07/14/16                           26                     27 (b,h)
LB-UBS Commercial Mortgage Trust (Class E)
6.81%                                                       07/15/40                           50                     49 (d,i)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                       07/15/40                           50                     47 (i)
LB-UBS Commercial Mortgage Trust (Class X)
7.58%                                                       12/15/39                        1,086                     19 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                                       08/25/18                           51                      8 (g,h)
6.50%                                                       08/25/34 - 05/25/35               213                    214 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                                       01/25/35                           58                     59 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                       05/12/39                          300                    305 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                       03/12/51                          400                    395 (i)
5.81%                                                       06/12/50                          300                    301 (i)
MLCC Mortgage Investors, Inc.
5.38%                                                       02/25/36                           50                     48 (h,i)
Morgan Stanley Capital I
5.28%                                                       12/15/43                           58                     58 (h,i)
5.33%                                                       12/15/43                           58                     57 (h,i)
5.39%                                                       11/12/41                          162                    155 (h,i)
5.44%                                                       02/20/44                          500                    495 (b,i)
5.45%                                                       02/12/44                           63                     62 (i)
5.69%                                                       04/15/49                          300                    301 (i)
5.71%                                                       07/20/44                          100                    101 (h)
6.53%                                                       03/15/31                          205                    207 (h)
Morgan Stanley Capital I (Class A)
5.36%                                                       02/12/44                           74                     74 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                                       10/15/33                          189                    197 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                       03/15/30                          195                    196 (h)
Opteum Mortgage Acceptance Corp.
5.43%                                                       02/25/35                          244                    244 (h,i)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                       03/12/34                          200                    206
Residential Accredit Loans, Inc.
6.00%                                                       01/25/36                          244                    219 (h)
Residential Asset Securitization Trust (Class A)
5.50%                                                       05/25/35                          110                    112 (h,i)
Structured Asset Securities Corp. (Class X)
2.17%                                                       02/25/28                           81                      3 (i)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                       12/15/43                          400                    391
5.42%                                                       04/15/47                          500                    500
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                       01/25/36 - 03/25/36               198                    171 (h)
                                                                                                                  10,869

SOVEREIGN BONDS - 0.1%
Government of Bahamas
6.63%                                                       05/15/33                           50                     54 (b,h)
Government of Canada
7.50%                                                       09/15/29                           90                    113
Government of Manitoba Canada
4.90%                                                       12/06/16                           60                     59 (h)
Government of Panama
6.70%                                                       01/26/36                           55                     56
                                                                                                                     282

TOTAL BONDS AND NOTES                                                                                             71,693
 (COST $73,106)

                                                                                        NUMBER OF
                                                                                           SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                          25,449                   $873 (l)
Industrial Select Sector SPDR Fund                                                        108,773                  4,468 (l)

TOTAL EXCHANGE TRADED FUNDS                                                                                        5,341
 (COST $3,584)

TOTAL INVESTMENTS IN SECURITIES                                                                                  308,435
 (COST $262,062)

                                                                                        NUMBER OF
                                                                                           SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.43%                                                                                   3,707,151                 $3,707 (d,k)
 (COST $3,707)

TOTAL INVESTMENTS                                                                                                312,142
 (COST $265,769)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.6)%                                                             (10,820)
                                                                                                             -----------
NET ASSETS - 100.0%                                                                                          $   301,322
                                                                                                             ===========


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at September 30, 2007 (unaudited):

                                                                                                                  UNREALIZED
                                                                             NUMBER OF      CURRENT NOTIONAL     APPRECIATION/
DESCRIPTION                                            EXPIRATION DATE       CONTRACTS           VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures                       December 2007           15           $  3,106              $  1
U.S. Treasury Notes 10 Yr. Futures                      December 2007           21              2,295               (30)

The Elfun Diversified Fund had the following Short futures contracts open at September 30, 2007 (unaudited):

                                                                                                                  UNREALIZED
                                                                             NUMBER OF      CURRENT NOTIONAL     APPRECIATION/
DESCRIPTION                                            EXPIRATION DATE       CONTRACTS           VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                                   December 2007           42           $(16,150)             $ 33
                                                                                                                   ----
                                                                                                                   $  4
                                                                                                                   ====


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2007 (unaudited)


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $10,313; or 3.42% of net assets for Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.

(j)  Step coupon Bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+    Percentages are based on net assets as of September 30, 2007.

*    Less than 0.1%

**   Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 19, 2007